Amounts Due from Related Companies (Details) - USD ($) $ in Thousands		Sep. 30, 2017	Sep. 30, 2016
Related Party Transaction [Line Items]
Total	[1]	$ 819	$ 6,152
Shaanxi Tech Team Jinong Humid Acid Product Co., Ltd [Member]
Related Party Transaction [Line Items]
Total		450	44
Xi'an Tech Team Investment Holdings (Group) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total		1,827	1,823
Xi'an Xinrong Engineering and Industry (Group) Co., Ltd [Member]
Related Party Transaction [Line Items]
Total		4,296	4,285
900LH.com Food Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total		165
Others [Member]
Related Party Transaction [Line Items]
Total		$ 248

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).